SHORT-TERM BANK LOAN	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

9.	SHORT-TERM BANK LOAN

In August 2019, HSW entered into a facility agreement with Agricultural Bank of China and obtained a line of credit, which allows the Company to borrow up to approximately $153,172 (RMB1,000,000) for daily operations. The loans are guaranteed at no cost by the legal representative of HSW. As of June 30, 2021, the Company has borrowed $154,833 (RMB1,000,000) (March 31, 2021: $152,607) under this line of credit with various annual interest rates from 4.84% to 4.9%. The outstanding loan balance will be due on September 30, 2021.

In August 2020, DT entered into a new facility agreement with Webank and obtained a credit facility of $88,358 (RMB600,000) for daily operations with various annual interest rate from 16.2% to 16.29%. The loans are guaranteed at no cost by the legal representative of DT. The loan borrowing was $86,886 (RMB590,000) as of September 30, 2020 (March 31, 2020: Nil). The loan was transferred to the buyer with the disposal of DT on September 30, 2020.

10.	SHORT-TERM BANK LOAN

In September 2018, HSW, a subsidiary of the Company entered into a facility agreement with Dongguan Agricultural Commercial Bank and obtained a line of credit, which allows the Company to borrow up to approximately $212,334 (RMB1,500,000) for daily operations with fixed interest rate of 6.96% per annum. The loans are guaranteed at no cost by legal representative of HSW. As of March 31, 2020, the Company has borrowed $211,868 (RMB1,500,000) under this line of credit. In September 2020, the Company fully repaid the outstanding loan and this line of credit was cancelled.

In August 2019, HSW entered into a facility agreement with Agricultural Bank of China and obtained a line of credit, which allows the Company to borrow up to approximately $147,264 (RMB1,000,000) for daily operations. The loans are guaranteed at no cost by the legal representative of HSW. As of March 31, 2020, the Company has borrowed $152,607 (RMB1,000,000) under this line of credit with various annual interest rates from 4.34% to 4.9%. The outstanding loan balance will be due on July 31, 2021.

In August 2020, DT entered into a new facility agreement with Webank and obtained a credit facility of $88,358 (RMB600,000) for daily operations with various annual interest rate from 16.2% to 16.29%. The loans are guaranteed at no cost by the legal representative of DT. The loan borrowing was $Nil as of March 31, 2021 as the loan was transferred to the buyer with the disposal of DT on September 30, 2020.